Property, Plant and Equipment	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31, 2012	December 31, 2011
Cost:
Land	$9,607	$9,521
Buildings	142,411	141,547
Leasehold improvements	3,270	3,259
Machinery and equipment	151,734	150,230
Computer equipment	33,253	32,905
Motor vehicles	236	264
Furniture, fixtures and office equipment	9,065	8,969
Advances for property and equipment	260	501

	349,836	347,196

Accumulated depreciation and impairment charges:
Buildings	$43,280	$41,852
Leasehold improvements	3,214	3,186
Machinery and equipment	113,315	110,801
Computer equipment	31,843	31,479
Motor vehicles	231	239
Furniture, fixtures and office equipment	7,203	7,107

	199,086	194,664

Depreciated cost	$150,750	$152,532

Depreciation expenses were $3,731 and $3,815 for the three months ended March 31, 2012 and 2011, respectively. For related impairment charges, see Note 2.l.

b.	Cost of property, plant and equipment includes capitalized interest expenses, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of March 31, 2012 and December 31, 2011. There was no capitalized interest and other costs for the three months ended March 31, 2012 and the year ended December 31, 2011.

c.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,699 and $4,689 as of March 31, 2012 and December 31, 2011, respectively.

d.	As for pledges – see Note 14.